Interest Expense	12 Months Ended
Dec. 31, 2011
Interest Expense [Abstract]
Interest Expense
12.	Interest Expense

The following table is a summary of the Company’s consolidated interest expense and the amounts capitalized (in thousands):

	For the Year Ended December 31,
	2011	2010	2009
Real Estate and Other:
Interest incurred on borrowings	$62,667	80,340	19,748
Interest capitalized	(85)	(239)	(3,058)

	62,582	80,101	16,690

Financial Services:
Interest on deposits	14,612	22,511	41,884
Interest on advances from FHLB	153	1,209	16,523
Interest on short term borrowings	9	30	209
Interest on subordinated debentures	16,608	15,915	16,236

	31,382	39,665	74,852

Total interest expense	$93,964	119,766	91,542